Earnings Per Share - Narrative (Details) - shares shares in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares excluded from calculation of diluted earnings per share (in shares)	6.6	3.3	8.7	3.3	5.4	4.9	1.4